Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Total Minimum Rent Commitments Due in Future Periods

and November 30, 2017. The total minimum rent commitments due in future periods under these existing agreements is as follows as of December 31, 2012:

(Dollars in thousands)
2013	$417
2014	442
2015	214
2016	202
2017	67

Total minimum lease payments	$1,342